Average Annual Total Returns - FidelityGovernmentMoneyMarketFund-AdvisorMPRO - FidelityGovernmentMoneyMarketFund-AdvisorMPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Advisor Cl M - Return Before Taxes
	Jun. 29, 2024
Average Annual Return:
Past 1 year	4.48%
Past 5 years	1.47%
Since Inception	1.34%	[1]

[1]	A From July 6, 2017 .